SCHEDULE OF PLANT AND EQUIPMENT NET (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation expenses	$ 19,990,000	$ 31,350,000	$ 41,220,000
Impairment charges of property, plant and equipment	114,078	283,210	$ 842,000
Carrying value amount	544,332,000	565,359,000
FAW Jilin [Member]
Carrying value amount	$ 47,920,000	$ 58,580,000